INTERNATIONAL BOND FUND

Class	R-6
Ticker Symbol(s)	PIBRX
Principal Funds, Inc. Summary Prospectus July 13, 2026 as amended September 21, 2026
Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, Statement of Additional Information, Reports to Shareholders, and other information about the Fund online at www.PrincipalAM.com/Prospectuses. You can also get this information at no cost by calling 1-800-222-5852 or by sending an email request to prospectus@principalfunds.com.
The Fund’s Prospectus and Statement of Additional Information, both dated March 1, 2026, as may be amended or supplemented, are incorporated by reference into this Summary Prospectus.
Objective
The Fund seeks to provide current income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Share Class
R-6
Management Fees	0.48%
Distribution and/or Service (12b-1) Fees	N/A
Other Expenses(1)	0.05%
Total Annual Fund Operating Expenses	0.53%
Expense Reimbursement(2)	(0.01)%
Total Annual Fund Operating Expenses after Expense Reimbursement	0.52%
(1)Based on estimated expenses for the current fiscal year.
(2)Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses) to maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.04% for Class R-6 shares. It is expected that the expense limit will continue through the period ending February 28, 2027; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
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Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
Class R-6	$53	$169
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. This Fund is new and does not have a portfolio turnover rate to disclose.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds. For purposes of the Fund’s 80% policy, bonds include derivative instruments or other instruments that have economic characteristics similar to bonds. The Fund invests primarily in non-U.S. dollar-denominated, investment grade bonds of issuers of developed and emerging markets, including China. Bonds include debt obligations of any maturity, such as bonds, notes, bills, and debentures and may be denominated and issued in the local currency or another currency. The Fund's assets are invested in issuers located in at least three countries (excluding the United States) and combined exposure to foreign securities, foreign currencies, and other foreign investments equal to at least 40% of the Fund’s net assets. Investment grade bonds are rated BBB- or higher by S&P Global Ratings ("S&P Global") or Baa3 by Moody’s Investor Service, Inc. (“Moody’s”), at the time of purchase. If the security has been rated by only one of the rating agencies, that rating will determine the security’s rating; if the security is rated differently by the rating agencies, the highest rating will be used; and if the security has not been rated by either of the rating agencies, those selecting such investments will determine the security’s quality.
The Fund is not managed to a particular maturity. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±20% of the duration of the Bloomberg Global Aggregate ex USD Index, which as of January 31, 2026 was 6.69 years . The Fund’s strategies may result in the active and frequent trading of the Fund’s portfolio securities.
The Fund invests in derivatives, including credit default swaps, currency contracts, forwards contracts, and interest rate swaps for currency hedging purposes. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index.
On or about December 1, 2026, subject to shareholder approval, add the following:
The Fund is considered non-diversified, which means it can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the Fund's share price than would occur in a more diversified fund.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
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Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Credit Default Swaps. Credit default swaps involve special risks in addition to those associated with swaps generally because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract, provided, generally, that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (i.e., full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.
•Currency Contracts. Derivatives related to currency contracts involve the specific risk of government action that would restrict the ability of the Fund to deliver or receive currency.
•Forward Contracts, Futures, and Swaps. Forward contracts, futures, and swaps involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward contract, future, or swap; possible lack of a liquid secondary market for a forward contract, future, or swap and the resulting inability to close a forward contract, future, or swap when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.
•China Investment Risk. The Fund invests a significant portion of its assets in securities of issuers located or operating in China. Investing in China involves certain heightened risks and considerations, including, among others: frequent trading suspensions and government interventions (including by nationalizing assets); currency exchange rate fluctuations or blockages; limits on using brokers and on foreign ownership; different financial reporting standards; higher dependence on exports and international trade; political and social instability; infectious disease outbreaks; regional and global conflicts; increased trade tariffs, embargoes, and other trade limitations; custody and other risks associated with programs used to access Chinese securities; and uncertainties in tax rules that could result in unexpected tax liabilities for the Fund. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities. Moreover, actions by the U.S. government, such as delisting of certain Chinese companies from U.S. securities exchanges or otherwise restricting their operations in the U.S., may negatively impact the value of such securities held by the Fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Frequent Trading Risk. Active and frequent trading of portfolio assets may result in accelerating the realization of taxable gains and losses, lower Fund performance, and increased transaction costs.
Hedging Risk. A fund that implements a hedging strategy using derivatives and/or securities could expose the fund to the risk that can arise when a change in the value of a hedge does not match a change in the value of the asset it hedges. In other words, the change in value of the hedge could move in a direction that does not match the change in value of the underlying asset, resulting in a risk of loss to the Fund.
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On or about December 1, 2026, subject to shareholder approval, add the following:
Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security’s poor performance.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Sovereign Debt Risk. Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy, or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.
Performance
No performance information is shown because the Fund has not yet had a calendar year of performance. The performance is benchmarked against the Bloomberg Global Aggregate ex USD Index. Performance information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.principalam.com/mutualfundperformance.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•Jeff Callahan (since 2026), Portfolio Manager
•Chee Sin Koh (since 2026), Portfolio Manager
Purchase and Sale of Fund Shares
For Class R-6 shares, there are no minimum initial or subsequent investment requirements for eligible purchasers.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 801 Pennsylvania Ave., Ste. 219971, Kansas City, MO 64105-1307 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

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